UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10255

        Nuveen Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          1/31/06

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Dividend Advantage Municipal Fund 2 (NXZ) January 31, 2006

		Optional
Principal		Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Alabama – 4.2% (2.9% of Total Investments)
$ 18,500	Huntsville Healthcare Authority, Alabama, Revenue Bonds, Series 2001A, 5.750%, 6/01/31	6/11 at 101.00	A2	$19,484,755

	Alaska – 0.6% (0.4% of Total Investments)
2,680	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/11 at 100.00	BBB	2,739,710
	Series 2001, 5.500%, 6/01/29

	Arizona – 0.6% (0.4% of Total Investments)
2,500	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AAA	2,583,700
	2002B, 5.250%, 7/01/32 – FGIC Insured (Alternative Minimum Tax)

	Arkansas – 0.4% (0.3% of Total Investments)
1,950	Arkansas Development Finance Authority, Single Family Mortgage Revenue Bonds, GNMA	1/12 at 100.00	AAA	1,999,374
	Mortgage-Backed Securities Program, Series 2002C, 5.400%, 1/01/34 (Alternative Minimum Tax)

	California – 10.8% (7.4% of Total Investments)
6,000	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series 2001Q,	6/11 at 101.00	AAA	6,335,880
	5.250%, 12/01/32
6,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	4/34 at 100.00	A+	5,898,480
	Series 2004G, 2.300%, 4/01/34 (Mandatory put 5/01/07)
13,825	California, Department of Veterans Affairs, Home Purchase Revenue Bonds, Series 2001A, 5.550%,	6/06 at 101.00	AAA	14,053,389
	12/01/25 – AMBAC Insured
11,200	California, General Obligation Bonds, Series 2003, 5.250%, 2/01/28	8/13 at 100.00	A	11,923,968
5,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	BBB	5,630,850
	Bonds, Series 2003A-1, 6.750%, 6/01/39
6,000	Los Angeles Regional Airports Improvement Corporation, California, Sublease Revenue Bonds, Los	12/12 at 102.00	B–	6,210,300
	Angeles International Airport, American Airlines Inc. Terminal 4 Project, Series 2002C,
	7.500%, 12/01/24 (Alternative Minimum Tax)
200	Yuba County Water Agency, California, Yuba River Development Revenue Bonds, Pacific Gas and	3/06 at 100.00	Baa3	199,880
	Electric Company, Series 1966A, 4.000%, 3/01/16

48,225	Total California			50,252,747

	Colorado – 6.1% (4.2% of Total Investments)
2,835	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/11 at 100.00	AAA	3,340,027
	Peak-to-Peak Charter School, Series 2001, 7.500%, 8/15/21 (Pre-refunded 8/15/11)
2,500	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, Colorado Lutheran High	6/14 at 100.00	N/R	2,488,100
	School Association, Series 2004A, 7.625%, 6/01/34
10,000	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B, 0.000%, 9/01/28	9/10 at 31.42	AAA	2,652,700
	(Pre-refunded 9/01/10) – MBIA Insured
1,885	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Revenue Bonds, Series 2001,	5/11 at 101.00	N/R	1,985,923
	7.125%, 5/01/31 (Alternative Minimum Tax)
755	Jefferson County School District R1, Colorado, General Obligation Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	800,753
	12/15/22 – FSA Insured
5,000	Northwest Parkway Public Highway Authority, Colorado, Revenue Bonds, Senior Series 2001A,	6/11 at 102.00	AAA	5,253,600
	5.250%, 6/15/41 – FSA Insured
	Northwest Parkway Public Highway Authority, Colorado, Senior Lien Revenue Bonds, Series 2001B:
22,000	0.000%, 6/15/28 – FSA Insured	6/11 at 35.65	AAA	6,201,360
17,650	0.000%, 6/15/29 – AMBAC Insured	6/11 at 33.45	AAA	4,668,778
1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,100,060
	8.000%, 12/01/25

63,625	Total Colorado			28,491,301

	District of Columbia – 0.3% (0.2% of Total Investments)
1,210	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	1,284,403
	Series 2001, 6.250%, 5/15/24

	Florida – 5.0% (3.4% of Total Investments)
15,000	Jacksonville, Florida, Transportation Revenue Bonds, Series 2001, 5.250%, 10/01/29 – MBIA	10/11 at 100.00	AAA	15,976,650
	Insured
4,000	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Refunding Bonds, Miami	8/11 at 101.00	AAA	4,166,640
	Children’s Hospital, Series 2001A, 5.125%, 8/15/26 – AMBAC Insured
3,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2002,	10/12 at 100.00	AAA	3,127,980
	5.375%, 10/01/32 – FGIC Insured (Alternative Minimum Tax)

22,000	Total Florida			23,271,270

	Hawaii – 2.2% (1.5% of Total Investments)
	Honolulu Board of Water Supply, Hawaii, Water System Revenue Bonds, Series 2001:
3,000	5.250%, 7/01/26 – FSA Insured	7/11 at 100.00	AAA	3,188,400
6,725	5.250%, 7/01/31 – FSA Insured	7/11 at 100.00	AAA	7,142,286

9,725	Total Hawaii			10,330,686

	Illinois – 11.0% (7.6% of Total Investments)
3,645	Chicago, Illinois, FHA/GNMA Collateralized Multifamily Housing Revenue Bonds, Stone Terrace	12/11 at 100.00	A+	3,765,795
	Apartments, Series 2001A, 5.750%, 12/20/42 (Alternative Minimum Tax)
1,555	Chicago, Illinois, FNMA/GNMA Collateralized Single Family Mortgage Revenue Bonds, Series	4/11 at 105.00	AAA	1,602,599
	2001A, 6.250%, 10/01/32 (Alternative Minimum Tax)
15,270	Chicago, Illinois, General Obligation Bonds, Series 2001A, 5.250%, 1/01/33 – MBIA Insured	1/11 at 101.00	AAA	15,962,495
1,290	Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B, 5.125%, 1/01/25 – FGIC	1/08 at 100.00	AAA	1,317,155
	Insured
1,755	Chicago, Illinois, Special Facility Revenue Bonds, O’Hare International Airport, United Air	11/35 at 100.00	N/R	812,723
	Lines Inc. Project, Series 2001A, 6.375%, 11/01/35 (Mandatory put 5/01/13) (Alternative
	Minimum Tax) (5)
3,180	Illinois Development Finance Authority, Revenue Bonds, Chicago Charter School Foundation,	12/21 at 100.00	BBB	3,293,176
	Series 2002A, 6.250%, 12/01/32
5,000	Illinois Development Finance Authority, Revenue Bonds, Illinois Wesleyan University, Series	9/11 at 100.00	AAA	5,381,350
	2001, 5.500%, 9/01/32 – AMBAC Insured
3,100	Illinois Development Finance Authority, Revenue Bonds, Midwestern University, Series 2001B,	5/11 at 101.00	A–	3,317,527
	6.000%, 5/15/31
3,000	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Baa3	3,080,610
	Advancement Foundation Fund, University Center Project, Series 2002, 6.250%, 5/01/34
5,000	Illinois Health Facilities Authority, Revenue Bonds, Edward Hospital Obligated Group, Series	2/11 at 101.00	AAA	5,185,550
	2001B, 5.250%, 2/15/34 – FSA Insured
2,275	Illinois, Sales Tax Revenue Bonds, Series 2001, 5.500%, 6/15/16	6/11 at 100.00	AAA	2,477,725
4,980	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/06 at 102.00	AAA	5,105,695
	Expansion Project, Series 1996A, 5.250%, 6/15/27 – AMBAC Insured

50,050	Total Illinois			51,302,400

	Indiana – 4.8% (3.3% of Total Investments)
2,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	A+	2,070,640
	Series 2001, 5.500%, 9/15/31
2,500	Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds, Columbus	No Opt. Call	AAA	2,942,950
	Regional Hospital, Series 1993, 7.000%, 8/15/15 – FSA Insured
	Indiana Transportation Finance Authority, Highway Revenue Bonds, Series 2003A:
4,000	5.000%, 6/01/23 – FSA Insured	6/13 at 100.00	AAA	4,194,560
6,000	5.000%, 6/01/24 – FSA Insured	6/13 at 100.00	AAA	6,287,160
3,107	Indianapolis, Indiana, Special Facility Revenue Bonds, United Airlines Inc., Indianapolis	5/06 at 102.00	N/R	555,593
	Maintenance Center Project, Series 1995A, 6.500%, 11/15/31 (Alternative Minimum Tax) (5)
6,100	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Madison Center Inc., Series	2/09 at 102.00	BBB	6,349,246
	1999, 5.800%, 2/15/24

23,707	Total Indiana			22,400,149

	Iowa – 0.2% (0.1% of Total Investments)
1,000	Iowa Higher Education Loan Authority, Private College Facility Revenue Bonds, Wartburg	10/12 at 100.00	A (4)	1,102,020
	College, Series 2002, 5.500%, 10/01/28 (Pre-refunded 10/01/12) – ACA Insured

	Kansas – 3.8% (2.6% of Total Investments)
17,000	Wichita, Kansas, Hospital Facilities Revenue Refunding and Improvement Bonds, Via Christi	11/11 at 101.00	A+	17,939,080
	Health System Inc., Series 2001-III, 5.625%, 11/15/31

	Louisiana – 4.1% (2.8% of Total Investments)
18,060	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds,	5/11 at 101.00	BBB	18,917,128
	Series 2001B, 5.875%, 5/15/39

	Massachusetts – 3.9% (2.7% of Total Investments)
2,875	Massachusetts Port Authority, Special Facilities Revenue Bonds, BOSFUEL Corporation, Series	7/07 at 102.00	AAA	3,005,611
	1997, 5.750%, 7/01/39 – MBIA Insured (Alternative Minimum Tax)
15,000	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series	1/07 at 102.00	AAA	15,228,900
	1997A, 5.000%, 1/01/37 – MBIA Insured

17,875	Total Massachusetts			18,234,511

	Michigan – 14.2% (9.7% of Total Investments)
15,390	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A, 5.250%,	7/11 at 100.00	AAA	16,648,748
	7/01/33 (Pre-refunded 7/01/11) – FGIC Insured
	Detroit, Michigan, Senior Lien Water Supply System Revenue Bonds, Series 2001A:
20,000	5.500%, 7/01/33 – FGIC Insured	7/11 at 101.00	AAA	21,659,600
14,610	5.250%, 7/01/33 – FGIC Insured	7/11 at 100.00	AAA	15,436,342
4,000	Michigan Municipal Bond Authority, Public School Academy Revenue Bonds, Detroit Academy of	10/09 at 102.00	Ba1	4,332,680
	Arts and Sciences Charter School, Series 2001A, 8.000%, 10/01/31
2,000	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Detroit Medical Center	8/08 at 101.00	BB–	1,937,040
	Obligated Group, Series 1998A, 5.125%, 8/15/18
	Michigan State Hospital Finance Authority, Revenue Refunding Bonds, Detroit Medical Center
	Obligated Group, Series 1993A:
2,000	6.250%, 8/15/13	2/06 at 100.00	BB–	2,000,800
4,000	6.500%, 8/15/18	2/06 at 100.00	BB–	4,002,080

62,000	Total Michigan			66,017,290

	Minnesota – 3.1% (2.2% of Total Investments)
14,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds,	1/11 at 100.00	AAA	14,663,460
	Series 2001A, 5.250%, 1/01/32 – FGIC Insured

	Missouri – 4.9% (3.4% of Total Investments)
21,000	Missouri Health and Educational Facilities Authority, Revenue Bonds, SSM Healthcare System,	6/11 at 101.00	AAA	22,838,130
	Series 2001A, 5.250%, 6/01/28 (Pre-refunded 6/01/11) – AMBAC Insured

	Montana – 0.7% (0.5% of Total Investments)
3,280	Montana Board of Housing, Single Family Program Bonds, Series 2001A-2, 5.700%, 6/01/32	12/10 at 100.00	AA+	3,389,322
	(Alternative Minimum Tax)

	Nevada – 4.0% (2.8% of Total Investments)
12,275	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 100.00	AAA	12,825,166
	Monorail Project, First Tier, Series 2000, 5.375%, 1/01/40 – AMBAC Insured
3,500	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas	1/10 at 102.00	N/R	3,663,345
	Monorail Project, Second Tier, Series 2000, 7.375%, 1/01/40
2,330	Henderson, Nevada, Healthcare Facility Revenue Bonds, Catholic Healthcare West, Series 1998A,	7/08 at 101.00	A–	2,397,710
	5.250%, 7/01/18

18,105	Total Nevada			18,886,221

	New Hampshire – 2.1% (1.5% of Total Investments)
8,000	New Hampshire Business Finance Authority, Pollution Control Remarketed Revenue Refunding	10/08 at 102.00	A3	8,354,480
	Bonds, Connecticut Light and Power Company, Series 1992A, 5.850%, 12/01/22
1,645	New Hampshire Housing Finance Agency, Single Family Mortgage Acquisition Bonds, Series 2001A,	5/11 at 100.00	Aa2	1,665,414
	5.700%, 1/01/31 (Alternative Minimum Tax)

9,645	Total New Hampshire			10,019,894

	New Jersey – 2.3% (1.6% of Total Investments)
3,995	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	11/10 at 101.00	B	3,957,327
	Airlines Inc., Series 2000, 7.000%, 11/15/30 (Alternative Minimum Tax)
475	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	491,886
	Series 2002, 5.750%, 6/01/32
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
2,100	6.375%, 6/01/32	6/13 at 100.00	BBB	2,305,674
425	6.750%, 6/01/39	6/13 at 100.00	BBB	477,500
3,085	6.250%, 6/01/43	6/13 at 100.00	BBB	3,341,703

10,080	Total New Jersey			10,574,090

	New Mexico – 5.4% (3.7% of Total Investments)
	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare
	Services, Series 2001A:
12,000	5.500%, 8/01/25 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	13,169,160
10,800	5.500%, 8/01/30 (Pre-refunded 8/01/11)	8/11 at 101.00	AA– (4)	11,852,244

22,800	Total New Mexico			25,021,404

	New York – 6.3% (4.3% of Total Investments)
4,900	Dormitory Authority of the State of New York, Revenue Bonds, Mount Sinai NYU Health Obligated	7/10 at 101.00	Ba1	5,280,436
	Group, Series 2000A, 6.625%, 7/01/19
6,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2001L,	5/11 at 100.00	A–	6,391,200
	5.375%, 5/01/33
5,000	New York City Industrial Development Agency, New York, Special Facilities Revenue Bonds, JFK	8/12 at 101.00	B–	5,369,700
	Airport – American Airlines Inc., Series 2002B, 8.500%, 8/01/28 (Alternative Minimum Tax)
12,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	6/11 at 101.00	AA+	12,398,760
	Bonds, Fiscal Series 2001C, 5.125%, 6/15/33

27,900	Total New York			29,440,096

	North Carolina – 1.7% (1.1% of Total Investments)
2,950	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Johnson and Wales	4/13 at 100.00	AAA	3,034,783
	University, Series 2003A, 5.000%, 4/01/33 – XLCA Insured
4,500	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series	1/09 at 102.00	BBB	4,752,720
	1999B, 5.600%, 1/01/15

7,450	Total North Carolina			7,787,503

	North Dakota – 0.5% (0.4% of Total Investments)
2,520	North Dakota Housing Finance Agency, Home Mortgage Finance Program Refunding Bonds, Series	7/10 at 100.00	Aa1	2,562,336
	2001A, 5.550%, 1/01/32 (Alternative Minimum Tax)

	Ohio – 0.4% (0.3% of Total Investments)
1,845	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Series 2003,	6/13 at 100.00	AAA	1,918,911
	5.000%, 12/01/28 – FGIC Insured

	Oklahoma – 0.8% (0.6% of Total Investments)
	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,
	Series 1999A:
2,655	5.125%, 8/15/10 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	2,817,672
1,000	5.200%, 8/15/11 (Pre-refunded 8/15/09)	8/09 at 101.00	AAA	1,063,750

3,655	Total Oklahoma			3,881,422

	Oregon – 3.8% (2.6% of Total Investments)
8,000	Clackamas County Hospital Facility Authority, Oregon, Revenue Refunding Bonds, Legacy Health	5/11 at 101.00	AA	8,416,560
	System, Series 2001, 5.250%, 5/01/21
9,000	Oregon Department of Administrative Services, Certificates of Participation, Series 2001D,	5/11 at 101.00	AAA	9,299,160
	5.000%, 5/01/26 – AMBAC Insured

17,000	Total Oregon			17,715,720

	Pennsylvania – 3.7% (2.5% of Total Investments)
5,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn	11/10 at 102.00	Ba3	5,933,050
	Allegheny Health System, Series 2000B, 9.250%, 11/15/30
2,225	Carbon County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue	No Opt. Call	BBB–	2,384,955
	Refunding Bonds, Panther Creek Partners Project, Series 2000, 6.650%, 5/01/10 (Alternative
	Minimum Tax)
8,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, UPMC Health System,	1/11 at 101.00	Aa3	8,742,560
	Series 2001A, 6.000%, 1/15/31

15,225	Total Pennsylvania			17,060,565

	South Dakota – 1.1% (0.7% of Total Investments)
4,820	South Dakota Housing Development Authority, Remarketed Homeownership Mortgage Bonds, Series	5/09 at 102.00	AAA	5,017,909
	1997E-4, 5.450%, 5/01/18 (Alternative Minimum Tax)

	Texas – 24.5% (16.8% of Total Investments)
7,500	Austin, Texas, Electric Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 11/15/30	11/10 at 100.00	AAA	7,766,250
	– FSA Insured
	Dallas-Fort Worth International Airport Public Facility Corporation, Texas, Airport Hotel
	Revenue Bonds, Series 2001:
15,000	5.250%, 1/15/26 – FSA Insured	1/09 at 100.00	AAA	15,567,900
1,750	5.200%, 1/15/31 – FSA Insured	1/09 at 100.00	AAA	1,812,842
6,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	6,494,940
	7.125%, 9/01/34
10,000	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo	4/12 at 100.00	Ba1	11,291,400
	Petroleum Corporation Project, Series 1998, 8.000%, 4/01/28 (Alternative Minimum Tax)
3,000	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, Christus	7/09 at 101.00	AAA	3,208,710
	Health, Series 1999A, 5.375%, 7/01/24 (Pre-refunded 7/01/09) – MBIA Insured
30,980	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	32,176,138
	2001B, 5.250%, 11/15/40 – MBIA Insured
40,000	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Refunding Bonds, Series	11/30 at 54.04	AAA	6,463,600
	2001A, 0.000%, 11/15/40 – MBIA Insured
	Hays Consolidated Independent School District, Hays County, Texas, General Obligation School
	Building Bonds, Series 2001:
10,715	0.000%, 8/15/25 (Pre-refunded 8/15/11)	8/11 at 43.18	AAA	3,755,607
12,940	0.000%, 8/15/26 (Pre-refunded 8/15/11)	8/11 at 40.60	AAA	4,265,153
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
5,000	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	AAA	1,559,450
5,000	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	AAA	1,479,850
5,000	Metro Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Wilson N.	1/11 at 100.00	B1	5,167,550
	Jones Memorial Hospital, Series 2001, 7.250%, 1/01/31
10,500	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2001, 5.250%,	8/11 at 100.00	Aa1	10,960,425
	8/01/35
2,000	Tom Green County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds,	5/11 at 101.00	Baa3	2,192,200
	Shannon Health System Project, Series 2001, 6.750%, 5/15/21

165,385	Total Texas			114,162,015

	Virginia – 0.2% (0.1% of Total Investments)
5,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll	8/08 at 23.55	BB–	1,020,100
	Road, Series 1998B, 0.000%, 8/15/33

	Washington – 6.0% (4.1% of Total Investments)
	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series
	2001:
4,820	5.500%, 3/01/19 – FSA Insured	3/11 at 100.00	AAA	5,194,225
7,250	5.125%, 3/01/26 – FSA Insured	3/11 at 100.00	AAA	7,496,500
3,500	Tacoma, Washington, Electric System Revenue Refunding Bonds, Series 2001A, 5.750%, 1/01/18	1/11 at 101.00	AAA	3,878,105
	(Pre-refunded 1/01/11) – FSA Insured
7,500	Washington State Healthcare Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AAA	7,926,675
	System, Series 2001A, 5.250%, 10/01/21 – MBIA Insured
985	Washington State Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/13 at 100.00	BBB	1,075,640
	Series 2002, 6.500%, 6/01/26
2,100	Washington, Certificates of Participation, Washington Convention and Trade Center, Series	7/09 at 100.00	AAA	2,203,068
	1999, 5.125%, 7/01/13 – MBIA Insured

26,155	Total Washington			27,774,213

	West Virginia – 1.1% (0.8% of Total Investments)
5,000	Mason County, West Virginia, Pollution Control Revenue Bonds, Appalachian Power Company,	10/11 at 100.00	BBB	5,108,050
	Series 2003L, 5.500%, 10/01/22

	Wisconsin – 0.7% (0.5% of Total Investments)
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Divine Savior	5/12 at 100.00	N/R	1,091,850
	Healthcare, Series 2002A, 7.375%, 5/01/26
2,100	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	A	2,136,729
	Services Inc., Series 2003A, 5.125%, 8/15/33

3,100	Total Wisconsin			3,228,579

$ 744,072	Total Investments (cost $628,025,180) – 145.5%			678,420,464

	Other Assets Less Liabilities – 2.1%			9,954,091

	Preferred Shares, at Liquidation Value – (47.6)%			(222,000,000)

	Net Assets Applicable to Common Shares – 100%			$466,374,555

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below Baa by Moody’s Investor
Service, Inc. or BBB by Standard & Poor’s Group are considered to be below investment grade.
(4)	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.
(5)	On December 9, 2002, UAL Corporation, the holding company of United Air Lines, Inc., filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.
N/R	Investment is not rated.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions. At January 31, 2006, the cost of investments was $631,764,097.

Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2006, were as follows:

Gross unrealized:
Appreciation	$53,536,242
Depreciation	(6,879,875)

Net unrealized appreciation (depreciation) of investments	$46,656,367

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund 2

By (Signature and Title)*          /s/ Jessica R. Droeger
                                                    Jessica R. Droeger
                                                    Vice President and Secretary

Date         March 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         March 31, 2006

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        March 31, 2006

* Print the name and title of each signing officer under his or her signature.